Note 7. NET OPERATING LOSSES	9 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 7. NET OPERATING LOSSES

As for the quarter ended December 31, 2011, the Company has a net operating income of $2, or $ 0.00 per share. As for the inception December 18, 2009 to December 31, 2011, the Company has a net operating loss carry forward of $(29,989), or $(0.02) per share. Net operating loss carry forward expires twenty years from the date the loss was incurred.